Other Liabilities - Schedule of detailed information about expected payments of contributions to the defined benefit plan in future years (Details) - Avon [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
2021	R$ 103,363
2022	89,038
2023	87,706
2024	86,157
2025	83,276
2026 to 2030	R$ 395,832